Note 3 - Selling, General and Administrative Expenses - Components of Selling, General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Services and fees	$ 132,301	$ 123,653	$ 158,541
Labor cost	443,338	441,355	579,360
Depreciation of property, plant and equipment	17,979	16,965	18,543
Amortization of intangible assets	188,550	241,238	238,539
Commissions, freight and other selling expenses	339,759	243,401	351,657
Provisions for contingencies	17,664	30,841	19,672
Allowances for doubtful accounts	(5,421)	(12,573)	36,788
Taxes	56,826	67,724	129,018
Other	81,061	76,563	92,157
	1,272,057	1,229,167	1,624,275
From discontinued operations	(2,041)	(32,238)	(30,678)
	$ 1,270,016	$ 1,196,929	$ 1,593,597